JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 62.7%
Fixed Income — 23.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	8,511,673	102,140,072
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,591,202	81,717,041
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,194,187	9,792,330
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,129,806	9,320,896
JPMorgan High Yield Fund Class R6 Shares (a)	4,980,858	35,911,986
JPMorgan Managed Income Fund Class L Shares (a)	1,184,744	11,906,681

Total Fixed Income		250,789,006

International Equity — 6.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,310,241	69,869,002

U.S. Equity — 32.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	7,385,038	335,871,541

TOTAL INVESTMENT COMPANIES (Cost $621,214,111)		656,529,549

EXCHANGE-TRADED FUNDS — 35.7%
Alternative Assets — 5.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	589,558	53,101,489

Fixed Income — 0.4%
iShares Core U.S. Aggregate Bond ETF	39,470	4,466,820

International Equity — 22.5%
iShares Core MSCI EAFE ETF	3,848,802	235,046,338

U.S. Equity — 7.7%
iShares Russell 2000 ETF	207,604	31,418,789
iShares Russell Mid-Cap ETF	879,751	49,222,069

Total U.S. Equity		80,640,858

TOTAL EXCHANGE-TRADED FUNDS (Cost $363,004,228)		373,255,505

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $2,819,895)	2,825,000	2,825,772

	Shares
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $15,686,320)	15,686,320	15,686,320

Total Investments — 100.2% (Cost $1,002,724,554)		1,048,297,146
Liabilities in Excess of Other Assets — (0.2)%		(1,736,588)

Net Assets — 100.0%		1,046,560,558

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	175	12/2019	USD	26,048,750	(215,303)

					(215,303)

Short Contracts
EURO STOXX 50 Index	(128)	12/2019	EUR	(4,956,234)	(68,963)
Russell 2000 E-Mini Index	(56)	12/2019	USD	(4,267,480)	177,084

					108,121

					(107,182)

Abbreviations

EUR	Euro
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,045,471,374	$2,825,772	$—	$1,048,297,146

Appreciation in Other Financial Instruments
Futures Contracts (a)	$177,084	$—	$—	$177,084

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(215,303)	$(68,963)	$—	$(284,266)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$31,551,190	$18,689,366	$—	$—	$2,860,933	$53,101,489	589,558	$255,302	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	99,630,316	732,649	—	—	1,777,107	102,140,072	8,511,673	732,649	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	66,767,053	14,080,524	—	—	869,464	81,717,041	9,591,202	595,144	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,109,433	1,673,583	—	—	9,314	9,792,330	1,194,187	104,616	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	63,118,975	8,772,523	—	—	(2,022,496)	69,869,002	4,310,241	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	9,171,354	105,302	—	—	44,240	9,320,896	1,129,806	105,301	—
JPMorgan Equity Index Fund Class R6 Shares (a)	303,714,729	32,422,701	3,447,402	48,266	3,133,247	335,871,541	7,385,038	1,916,718	—
JPMorgan High Yield Fund Class R6 Shares (a)	35,489,673	521,181	—	—	(98,868)	35,911,986	4,980,858	521,181	—
JPMorgan Managed Income Fund Class L Shares (a)	15,316,683	17,286,014	20,698,225	15,480	(13,271)	11,906,681	1,184,744	103,387	—
JPMorgan Realty Income Fund Class R6 Shares (a)	6,310,571	—	6,558,984	1,060,693	(812,280)	—	—	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	17,801,922	107,495,922	109,611,524	—	—	15,686,320	15,686,320	97,672	—

Total	$656,981,899	$201,779,765	$140,316,135	$1,124,439	$5,747,390	$725,317,358		$4,431,970	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.